CONTINGENT LIABILITIES - Schedule of Reserves Roll Forward (Details) $ in Thousands			3 Months Ended	12 Months Ended			60 Months Ended
	Apr. 30, 2024 USD ($)	Mar. 16, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2014 examination	Jun. 24, 2024 USD ($)
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				$ 28,336
Balance at end of year				18,169	$ 28,336
Contingent liabilities				$ 18,169	28,336
Common Management Solutions, S.L.
Reconciliation of changes in other provisions [abstract]
Liability limitation, percentage				60.00%
Reserve for labor claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				$ 114	185	$ 5
Additions				96	293	370
Additions related to business combinations (note 26)				8	0	0
Recovery (1)				(4)	(94)	(1)
Utilization of provision for contingencies				(4)	(216)	(89)
Foreign exchange difference				(20)	(54)	(100)
Balance at end of year			$ 5	190	114	185
Contingent liabilities			5	190	114	185
Reserve for regulatory claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				28,222	13,430	9,632
Additions				434	923	4,260
Additions related to business combinations (note 26)				2,190	16,047	569
Recovery (1)				(6,863)	(1,987)	(270)
Utilization of provision for contingencies				(4,065)	(1,028)	(961)
Foreign exchange difference				(148)	837	200
Foreign currency translation				(3,973)	0	0
Balance at end of year			9,632	15,797	28,222	13,430
Contingent liabilities			9,632	15,797	28,222	13,430
Reserve for regulatory claims | Grupo Assa Brazil
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				11,477
Balance at end of year				1,002	11,477
Number of examinations | examination							2
Contingent liabilities				1,002	11,477			$ 10,193
Updated amount paid				4,001
Release of indemnification obligations	$ 1,092
Reserve for regulatory claims | Non-U.S. Subsidiaries
Reconciliation of changes in other provisions [abstract]
Additions			1,300
Payment toward tax assessment		$ 961
Reserve for commercial claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year				0	0	0
Additions				0	0	700
Additions related to business combinations (note 26)				2,248	0	0
Utilization of provision for contingencies				0	0	(700)
Foreign exchange difference				(66)	0	0
Balance at end of year			0	2,182	0	0
Contingent liabilities			$ 0	$ 2,182	$ 0	$ 0